General Information - Additional Information (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩) Entity Steel_Plant Office	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure of general information [Line Items]
Number of associates and joint ventures | Entity	131
Number of operational steel plants | Steel_Plant	2
Increase in ownership interests in subsidiaries	₩ (177,125)	₩ (2,151)	₩ 163,707
Dividends paid by subsidiaries	100,862	100,582	₩ 70,087
POSCO CHEMICAL CO., LTD. and others [member]
Disclosure of general information [Line Items]
Increase in ownership interests in subsidiaries		₩ 48,538
POSCO Gulf SFC LLC and others [member]
Disclosure of general information [Line Items]
Increase in ownership interests in subsidiaries	₩ 1,497
Domestic [member]
Disclosure of general information [Line Items]
Number of subsidiaries | Entity	32
Foreign [member]
Disclosure of general information [Line Items]
Number of subsidiaries | Entity	131
Number of operational offices | Office	6
Korea [member]
Disclosure of general information [Line Items]
Number of operational offices | Office	1